Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (31,750)	$ (29,157)	$ (33,762)
Denominator:
Weighted-average shares used in computing net loss per share, basic	69,927,566	69,377,922	63,534,875
Weighted-average shares used in computing net loss per share, diluted	69,927,566	69,377,922	63,534,875
Net loss per share, basic	$ (0.45)	$ (0.42)	$ (0.53)
Net loss per share, diluted	$ (0.45)	$ (0.42)	$ (0.53)